Basis Of Presentation And Summary Of Significant Accounting Policies - Additional Information (Details) 1 - USD ($)			12 Months Ended
	Dec. 11, 2023	Dec. 15, 2021	Dec. 31, 2024	Dec. 31, 2023	Mar. 10, 2023
Summary of Significant Accounting Policies [Line Items]
Restricted cash			$ 251,000	$ 0
Deferred underwriting fee payable			$ 11,100,000	$ 1,500,000
Effective income tax rate (in percent)			1.40%	0.70%
Statutory federal income tax rate			21.00%	21.00%
BURTECH ACQUISITION CORP [Member]
Summary of Significant Accounting Policies [Line Items]
Shares transferred from Class B shares to Class A share (in shares)	9,487,500
Cash			$ 1,506	$ 0
Restricted cash			757,336	843,313
Cash held outside of Trust Account		$ 1,539,541	47,558,112	71,432,177
Trust Account - Restricted for Redeeming Shareholders			0	24,539,002
Underwriting fees		2,875,000
Deferred underwriting fee payable		10,062,500	10,062,500	$ 10,062,500
Fair value of class A shares issued to underwriters		3,456,652
Other offering costs		525,467
Unrecognized tax benefits accrued for interest and penalties			41,498
Unrecognized tax benefits accrued for interest and penalties included in income taxes payable			$ 41,498
Anti-dilutive securities attributable to warrants (in shares)			29,648,250
Effective income tax rate (in percent)			(14.40%)	43.40%
Statutory federal income tax rate			21.00%	21.00%
Initial Public Offering | BURTECH ACQUISITION CORP [Member]
Summary of Significant Accounting Policies [Line Items]
Transaction costs		16,919,619
Underwriting fees		2,875,000
Deferred underwriting fee payable		10,062,500
Fair value of class A shares issued to underwriters		3,456,652
Other offering costs		$ 525,467
Class A common stock | BURTECH ACQUISITION CORP [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion of shares (in shares)	9,487,495
Shares transferred from Class B shares to Class A share (in shares)	9,487,495
Class B Common Stock | BURTECH ACQUISITION CORP [Member]
Summary of Significant Accounting Policies [Line Items]
Shares transferred from Class B shares to Class A share (in shares)	5
Class A common stock subject to possible redemption | BURTECH ACQUISITION CORP [Member]
Summary of Significant Accounting Policies [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)			4,104,543	4,345,663	6,630,703